FLIGHT EQUIPMENT HELD FOR OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2017
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Flight Equipment Held for Operating Lease
Flight equipment held for operating lease consists of the following (dollars in thousands):

	December 31, 2017	December 31, 2016
Cost	$3,574,202	$3,180,160
Accumulated depreciation	(612,458)	(486,339)
Flight equipment held for operating lease, net	$2,961,744	$2,693,821

Flight Equipment Held for Operating Lease by Geographic Region
The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):

	December 31, 2017		December 31, 2016
Europe:
Spain	$175,593	6%	$57,845	2%
Turkey	135,764	5%	142,787	5%
United Kingdom	128,116	4%	143,560	5%
Germany	—	—	98,483	4%
Russia	16,332	—	17,582	1%
Other	235,013	8%	179,155	7%
Europe — Total	690,818	23%	639,412	24%
Asia and South Pacific:
India	601,072	20%	574,853	21%
Philippines	268,504	9%	279,031	10%
Indonesia	204,840	7%	62,921	2%
China	186,083	6%	194,774	7%
Other	152,371	5%	153,323	7%
Asia and South Pacific — Total	1,412,870	47%	1,264,902	47%
Mexico, South and Central America:
Chile	83,097	3%	86,251	3%
Other	79,177	3%	83,368	3%
Mexico, South and Central America — Total	162,274	6%	169,619	6%
North America:
United States	147,580	5%	156,472	6%
Other	52,182	2%	55,044	2%
North America — Total	199,762	7%	211,516	8%
Middle East and Africa:
Ethiopia	322,896	11%	332,817	12%
Other	116,273	4%	75,555	3%
Middle East and Africa — Total	439,169	15%	408,372	15%
Off-Lease — Total	56,851	2%	—	—
Total flight equipment held for operating lease, net	$2,961,744	100%	$2,693,821	100%

Operating Lease Revenue by Geographic Region
The distribution of operating lease revenue by geographic region for the years ended December 31, 2017, 2016 and 2015 is as follows (dollars in thousands):

	Years ended
	2017		2016		2015
Europe:
Spain	$11,199	3%	$5,361	2%	$9,191	2%
Turkey	17,103	5%	24,593	8%	29,847	7%
United Kingdom	29,182	8%	34,498	11%	50,742	12%
Germany	26,457	8%	13,836	4%	18,201	4%
Russia	1,927	1%	3,141	1%	24,095	6%
Other	27,253	8%	25,253	8%	46,480	11%
Europe — Total	113,121	33%	106,682	34%	178,556	42%
Asia and South Pacific:
India	64,381	18%	39,640	13%	19,572	4%
Philippines	29,825	9%	29,129	9%	38,677	9%
Indonesia	16,308	5%	8,320	3%	7,915	2%
China	22,611	6%	23,882	8%	37,943	9%
Other	19,263	6%	18,967	5%	31,141	7%
Asia and South Pacific — Total	152,388	44%	119,938	38%	135,248	31%
Mexico, South and Central America:
Chile	8,939	3%	8,939	3%	24,336	6%
Other	8,626	2%	8,768	3%	16,732	4%
Mexico, South and Central America — Total	17,565	5%	17,707	6%	41,068	10%
North America:
United States	17,647	5%	24,591	8%	37,316	9%
Other	6,237	2%	6,223	2%	6,380	1%
North America — Total	23,884	7%	30,814	10%	43,696	10%
Middle East and Africa:
Ethiopia	30,018	9%	30,084	10%	22,808	5%
Other	9,918	2%	8,357	2%	8,315	2%
Middle East and Africa — Total	39,936	11%	38,441	12%	31,123	7%
Total Operating Lease Revenue	$346,894	100%	$313,582	100%	$429,691	100%

Contracted Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases
Presented below are the contracted future minimum rental payments due under non-cancellable operating leases, as of December 31, 2017. For leases that have floating rental rates, the future minimum rental payments due assume that the rental payment due as of December 31, 2017 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2018	$355,172
2019	320,670
2020	280,506
2021	245,208
2022	209,542
Thereafter	734,445
Future minimum rental payments under operating leases	$2,145,543

Lease Incentive Amortization
At December 31, 2017, lease incentive amortization for the next five years and thereafter is as follows (dollars in thousands):

Year ending December 31,
2018	$9,137
2019	8,449
2020	5,849
2021	3,594
2022	2,218
Thereafter	1,044
Future amortization of lease incentives	$30,291